Income Taxes - Reconciliation of Total Tax Expense (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total	$ 38	$ 37,119	$ 77,823
Drilling Segment
Income tax		37,119	70,441
Taxes on litigation matters subject to statutory rates, including interest and penalties		0	7,382
Total		$ 37,119	$ 77,823